Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2019	2020
	RMB	RMB

Office and other equipment	22,151,112	19,288,892
Leasehold improvements	21,636,662	17,858,447
Motor vehicles	1,580,101	1,950,081
Less: accumulated depreciation	(36,171,900)	(34,381,272)
Total	9,195,975	4,716,148